DIVIDENDS AND INTEREST ON EQUITY - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DIVIDENDS AND INTEREST ON EQUITY
Beginning Balance	R$ 4,172,916	R$ 2,396,116
Supplementary dividends for previous year	2,468,684	2,191,864
Interim interest on equity (net of IRRF) and dividends	3,199,800	3,867,500
Unclaimed dividends and interest on equity	(82,898)	(152,770)
Payment of dividends and interest on equity	(6,176,842)	(4,136,878)
IRRF on shareholders exempt/immune from interest on equity	5,757	7,084
Ending Balance	R$ 3,587,417	R$ 4,172,916